PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers	106,666	139,306
Other receivables	48,322	44,697
Prepayment for equipment	18,493	15,976
Lease hold improvement	6,643	5,234
Expected return assets	3,189	1,351
Other current assets	135	—
Total	183,448	206,564
Less: non-current portion	(27,321)	(22,856)
Prepaid expenses and other assets-current portion	156,127	183,708